Property, plant and equipment, net (Tables)	12 Months Ended
Mar. 31, 2021
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net

Property, plant and equipment, net, consisted of the following:

	March 31,
	2020	2021
	$ in thousands	$ in thousands
Cost
Buildings	16,857	17,278
Construction-in-progress	604	1,041
Plant and machinery	9,642	9,829
Furniture, fixtures and equipment	1,544	1,879
Motor vehicles	577	586

	29,224	30,613
Less: accumulated depreciation	(19,785)	(21,113)

	9,439	9,500